Condensed Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
OPERATING ACTIVITIES
Profit before tax	$ 27,975	$ 3,637
Adjustments for:
Interest income	(2)	(5)
Dividend income	(10,116)	(8,612)
Net fair value changes on financial assets at FVTPL	(24,990)	(56,173)
Finance costs	7,343	4,614
Depreciation	8,818	7,599
Amortization	4	4
Fair value gain on financial liabilities at FVTPL	(71)	(5,221)
Share-based payments		58,878
Operating cash flows before changes in working capital	8,961	4,721
Decrease (increase) in accounts receivable	687	(850)
(Increase) decrease in prepayments, deposits and other receivables	(4,751)	849
Increase in accounts payable	818	2,375
Decrease in other payables and accruals	(2,416)	(128)
(Decrease) increase in contract liabilities	(38)	3
Increase in provisions	309	397
Cash from operations	3,570	7,367
Profits tax paid	(3,261)
Bank interest received	2	5
Net cash from operating activities	311	7,372
INVESTING ACTIVITIES
Additions to property, plant and equipment	(1,921)	(784)
Additions to financial assets at FVTPL	(2,626)
Investment return from financial assets at FVTPL	1,118
Net cash inflow from the acquisitions of subsidiaries	4,009
Net cash from (used in) investing activities	580	(784)
FINANCING ACTIVITIES
Proceeds upon issue of shares		12,872
Interests paid	(4,266)	(4,839)
Repayment of lease liabilities	(124)	(64)
Bank borrowings repayment	9,500
New bank borrowing raised	(11,932)
Net transfer with amount due to ultimate holding company	(1,606)	(21,059)
Net cash used in financing activities	(8,428)	(13,090)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(7,537)	(6,502)
Cash and cash equivalents at the beginning of the period	17,660	19,978
Effect of foreign exchange rate change, net	(134)	(917)
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	9,989	12,559
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 9,989	$ 12,559